WARRANT AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 12 - WARRANT AGREEMENTS

On January 24, 2018, the Company issued an additional 55,000 warrants at a fair market value of $50,094 and with an exercise price of $1.00 per share in connection with issuance of $1,800,000 convertible promissory notes in 2017 and amended on January 24, 2018 to extend the maturity date to March 31, 2018.

Warrants that vest at the end of a one-year period are amortized over the vesting period using the straight-line method.

The Company’s warrant activity was as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Granted	55,000	1.00	2.31
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, March 31, 2018	4,807,107	2.06	2.64
Exercisable at March 31, 2018	3,271,107	2.09	2.62

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 – $7.00	4,807,107	2.64	$2.06	3,271,107	$2.09
	4,807,107	2.64	$2.06	3,271,107	$2.09

The weighted-average fair value of warrants granted to during the three months ended March 31, 2018 and year ended December 31, 2017, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes-Merton (“Black-Scholes”) option pricing model are as follows:

	March 31, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.56%	2.20%
Expected stock price volatility	126.00%	75.43%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%

On January 3, 2017, the Company issued 1,300,000 warrants in connection with commissions earned in relation to the Company’s Private Label Exclusive Distribution and License agreement with Red Barn Pet Products, LLC.

From May 11, 2017 to December 31, 2017, the Company issued 360,000 warrants in connection with the issuance of $1,800,000 convertible promissory notes. The warrants have an exercise price of the lower of $7.00 per share or the price per share in the Company’s latest debt or equity financing greater than $3,000,000 and a term of 3 years.

Warrants that vest at the end of a one-year period are amortized over the vesting period using the straight-line method.

The Company’s warrant activity was as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2016	4,392,107	1.97	6.17
Granted	1,660,000	3.08	2.62
Exercised	(1,300,000)	(3.94)	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Exercisable at December 31, 2017	3,101,026	3.40	3.93

The change in warrant value for the year ended December 31, 2017 and 2016 was $1,181,057 and $607,906, respectively.

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 - $7.00	4,752,107	4.98	$2.90	3,101,026	$3.40
	4,752,107	4.98	$2.90	3,101,026	$3.40

The weighted-average fair value of warrants granted to during the year ended December 31, 2017 and year ended December 31, 2016, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes-Merton (“Black-Scholes”) option pricing model are as follows:

	December 31, 2017	December 31, 2016
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.92%	1.83%
Expected stock price volatility	84.43%	84.42%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%